Off balance sheet commitments and lease contracts - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease contracts
Minimum lease payments for exempted lease contracts	$ 1,830	$ 1,679	$ 1,745
Minimum lease payments for leases recorded in balance sheet	13,276	12,516	12,453
Less financial expenses	(3,562)	(3,482)	(3,510)
Total lease liabilities	9,714	9,034	8,943
Less current portion of lease contracts	(1,437)	(1,390)	(1,207)
NON-CURRENT LEASE LIABILITIES	8,277	7,644	7,736
Rental expense
Rental expense incurred under short term leases or low value assets leases	701	487	600
Rental expense incurred under variable lease payments	151	242	162
Not later than one year
Lease contracts
Minimum lease payments for exempted lease contracts	783	689	704
Minimum lease payments for leases recorded in balance sheet	2,189	1,835	1,659
Total lease liabilities	1,437	1,390	1,207
Year 2
Lease contracts
Minimum lease payments for exempted lease contracts	190	194	252
Minimum lease payments for leases recorded in balance sheet	1,646	1,347	1,366
Year 3
Lease contracts
Minimum lease payments for exempted lease contracts	154	136	159
Minimum lease payments for leases recorded in balance sheet	1,255	1,199	1,117
Year 4
Lease contracts
Minimum lease payments for exempted lease contracts	137	111	118
Minimum lease payments for leases recorded in balance sheet	1,140	1,097	1,022
Year 5
Lease contracts
Minimum lease payments for exempted lease contracts	129	102	97
Minimum lease payments for leases recorded in balance sheet	993	1,021	964
More than 5 years
Lease contracts
Minimum lease payments for exempted lease contracts	437	447	415
Minimum lease payments for leases recorded in balance sheet	6,053	6,017	6,325
Total lease liabilities	$ 4,405	$ 4,323	$ 4,558